SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash paid during the period for:
Interest paid	$ 1,219	$ 1,482
Income taxes paid	1,520	2,305
Supplemental noncash disclosures:
Transfers from loans to real estate owned	727	68
Unrealized gains on securities available-for-sale, net	$ 121	384
Transfer from securities held-to-maturity to available-for-sale		7,805
Unrealized gains on securities held-to-maturity transferred to available- for- sale		45
Unsettled investment trades		$ 1,145
Acquisition:
Assets acquired (excluding goodwill) $2,593	$ 138,263
Liabilities assumed	140,156
Acquisition price (common stock issued to OFED, MHC)	700
Goodwill recorded	$ 2,593